Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Non-current assets
Investment properties	$ 1,702,757	$ 2,117,756
Property, plant and equipment	36,558	37,703
Trading properties	19,533	22,422
Intangible assets	64,591	29,518
Right-of-use assets	10,677	10,904
Investments in associates and joint ventures	129,373	137,737
Deferred income tax assets	6,095	3,195
Income tax credit	11	78
Trade and other receivables	34,197	16,485
Investments in financial assets	10,192	7,141
Derivative financial instruments	57	0
Total non-current assets	2,014,041	2,382,939
Current assets
Trading properties	411	535
Inventories	1,080	1,230
Income tax credit	1,075	2,708
Trade and other receivables	76,198	96,133
Investments in financial assets	120,663	127,851
Cash and cash equivalents	28,297	32,453
Total current assets	227,724	260,910
TOTAL ASSETS	2,241,765	2,643,849
SHAREHOLDERS' EQUITY
Shareholders' equity attributable to equity holders of the parent (according to corresponding statement)	1,078,645	1,355,879
Non-controlling interest	73,792	82,965
TOTAL SHAREHOLDERS' EQUITY	1,152,437	1,438,844
Non-current liabilities
Borrowings	185,349	250,129
Lease liabilities	9,057	9,821
Deferred income tax liabilities	560,561	621,387
Trade and other payables	38,317	36,551
Provisions	21,019	21,991
Salaries and social security liabilities	112	334
Total non-current liabilities	814,415	940,213
Current liabilities
Borrowings	181,405	150,904
Lease liabilities	1,892	1,388
Trade and other payables	72,687	95,126
Income tax liabilities	6,696	3,912
Provisions	3,684	3,136
Derivative financial instruments	4	22
Salaries and social security liabilities	8,545	10,304
Total current liabilities	274,913	264,792
TOTAL LIABILITIES	1,089,328	1,205,005
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 2,241,765	$ 2,643,849